Earnings Per Share - Additional Information (Detail)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 16, 2007
Earnings Per Share [Abstract]
Common stock, shares issued	21,250,000	21,250,000	21,250,000	21,250,000